UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23002

 ______________________________________________

Lattice STRATEGIES TRUST

____________________________________________________________________________

(Exact name of registrant as specified in charter)

101 Montgomery Street, 27th Floor

San Francisco, California 94104

____________________________________________________________________________

(Address of principal executive offices)(Zip code)

Corporation Service Company 2711 Centerville Road, Suite 400 Wilmington, DE 19808	Kathleen H. Moriaty, Esq. Kaye Scholer LLP 250 West 55th Street New York, NY 10019

____________________________________________________________________________

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (415) 508-3400

Date of fiscal year end: September 30

Date of reporting period: June 30, 2015

Item 1: Schedule of Investments

The Schedule of Investments are attached herewith.

Lattice Developed Markets (ex-US) Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.7%)
Australia — (7.5%)
Adelaide Brighton Ltd.	1,749	$5,794
AGL Energy Ltd.	3,983	47,604
Amcor Ltd.	13,143	138,595
Ansell Ltd.	2,050	37,957
APA Group	1,082	6,853
Australia & New Zealand Banking Group Ltd.	446	11,038
Brambles Ltd.	11,804	96,169
Caltex Australia Ltd.	3,747	91,726
CIMIC Group Ltd. (a)	3,062	51,188
Cochlear Ltd.	1,160	71,460
CSL Ltd.	1,325	88,061
Dexus Property Group	9,276	52,046
DUET Group	12,440	22,087
Echo Entertainment Group Ltd.	18,996	63,657
Federation Centres	62,730	140,786
Fortescue Metals Group Ltd. (a)	3,024	4,439
GPT Group (The) (a)	17,467	57,459
Incitec Pivot Ltd.	1,723	5,098
Insurance Australia Group Ltd.	21,883	93,851
Lend Lease Group	11,643	134,501
Primary Health Care Ltd. (a)	10,852	42,038
Sonic Healthcare Ltd.	4,002	65,733
Spark Infrastructure Group (a)	40,540	60,916
Stockland (a)	10,362	32,653
Suncorp Group Ltd.	5,777	59,632
Tabcorp Holdings Ltd.	17,440	60,990
Telstra Corp. Ltd.	26,650	125,767
Transurban Group	695	4,968
Wesfarmers Ltd.	277	8,309
Westfield Corp.	16,466	115,421
Woodside Petroleum Ltd.	4,694	123,495
Woolworths Ltd. (a)	5,332	110,487
		2,030,778
Austria — (1.0%)
Flughafen Wien AG	584	50,637
Oesterreichische Post AG	1,369	62,943
OMV AG	1,088	29,918
UNIQA Insurance Group AG	4,993	45,001
Verbund AG (a)	348	5,056
Vienna Insurance Group AG	1,773	60,795
voestalpine AG	620	25,788
		280,138
Belgium — (2.0%)
Ackermans & van Haaren NV	168	23,894
Ageas	2,474	95,252
Colruyt SA	622	27,836
Delhaize Group SA	1,584	130,708
Elia System Operator SA	1,526	61,703
Proximus	5,432	191,677

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Belgium — (Continued)
Umicore SA	390	$18,481
		549,551
Britain — (14.0%)
Amlin PLC	21,840	163,633
Antofagasta PLC	3,323	36,034
AstraZeneca PLC	1,427	90,196
BAE Systems PLC	9,244	65,596
BBA Aviation PLC	9,088	43,121
Bellway PLC	120	4,477
Berendsen PLC	5,507	88,254
Booker Group PLC	6,807	18,028
BP PLC	23,582	155,823
British Land Co. PLC (The)	2,287	28,540
BT Group PLC	11,660	82,556
Burberry Group PLC	361	8,919
Centrica PLC	41,593	172,560
CNH Industrial NV (a)	1,231	11,424
Cobham PLC	3,042	12,582
Compass Group PLC	3,735	61,854
Croda International PLC	970	41,982
Derwent London PLC	365	19,529
Direct Line Insurance Group PLC	7,287	38,481
Ensco PLC	1,059	23,584
Fiat Chrysler Automobiles NV (b)	11,694	171,207
G4S PLC	3,101	13,099
GlaxoSmithKline PLC	5,551	115,455
Great Portland Estates PLC	1,683	20,540
Home Retail Group PLC	43,308	115,107
HSBC Holdings PLC	12,740	114,226
Imperial Tobacco Group PLC	2,775	133,851
Inchcape PLC	1,430	18,239
International Consolidated Airlines Group SA (b)	5,305	41,274
J Sainsbury PLC (a)	16,674	69,570
Johnson Matthey PLC	1,179	56,331
Kingfisher PLC	15,568	85,032
Land Securities Group PLC	4,273	80,911
Marks & Spencer Group PLC	11,555	97,405
Micro Focus International PLC	7,296	156,167
National Grid PLC	6,265	80,518
Next PLC	844	98,888
Pearson PLC	1,327	25,148
Pennon Group PLC	5,193	66,194
Polyus Gold International Ltd. (a)	26,344	73,023
Reckitt Benckiser Group PLC	34	2,935
Reed Elsevier NV	3,094	73,342
Reed Elsevier PLC	2,358	38,382
Rentokil Initial PLC	5,389	12,543
Rolls-Royce Holdings PLC (b)	2,518	34,453
Sage Group PLC (The)	7,878	63,497
Segro PLC	2,659	16,970
Severn Trent PLC	274	8,967
Shaftesbury PLC	5,737	78,316

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Britain — (Continued)
Sky PLC	4,531	$73,896
Smith & Nephew PLC	3,947	66,668
SSE PLC	8,565	206,902
Stagecoach Group PLC	11,553	73,368
Standard Chartered PLC	3,646	58,430
Standard Life PLC	726	5,069
Subsea 7 SA (b)	3,081	30,056
Tate & Lyle PLC	2,208	18,040
Unilever NV	381	15,858
Unilever PLC	634	27,221
United Utilities Group PLC	2,062	28,927
Victrex PLC (a)	748	22,704
Vodafone Group PLC	8,275	29,913
William Hill PLC	1,841	11,671
WM Morrison Supermarkets PLC (a)	6,164	17,527
		3,815,013
Canada — (11.8%)
Agrium, Inc. (a)	675	71,569
Air Canada (b)	5,265	55,710
Alimentation Couche-Tard, Inc.	4,917	210,433
ARC Resources Ltd. (a)	965	16,541
Bank of Montreal	1,664	98,644
Bank of Nova Scotia (The) (a)	371	19,158
BCE, Inc.	2,067	87,849
Bombardier, Inc. (a)	30,998	55,866
Brookfield Asset Management, Inc.	208	7,271
Calloway Real Estate Investment Trust	883	20,454
Canadian Apartment Properties REIT	4,352	96,211
Canadian Imperial Bank of Commerce (a)	591	43,585
Canadian National Railway Co.	220	12,698
Canadian Tire Corp. Ltd.	275	29,424
CCL Industries, Inc.	757	92,893
CGI Group, Inc. (b)	409	16,004
Cineplex, Inc. (a)	608	22,899
Cominar Real Estate Investment Trust	5,230	74,274
Constellation Software, Inc.	90	35,746
Dollarama, Inc.	1,102	66,820
Dream Office Real Estate Investment Trust	1,239	24,354
Emera, Inc. (a)	469	14,779
Empire Co. Ltd.	1,761	124,086
Enbridge Income Fund Holdings, Inc. (a)	1,609	44,502
Encana Corp.	5,072	55,943
Fairfax Financial Holdings Ltd.	319	157,368
First Capital Realty, Inc.	246	3,523
Genworth MI Canada, Inc. (a)	1,375	36,125
George Weston Ltd.	1,101	86,523
Great-West Lifeco, Inc.	2,908	84,693
Hudson's Bay Co.	843	18,738
Husky Energy, Inc.	1,243	23,786
Imperial Oil Ltd.	745	28,793
Industrial Alliance Insurance & Financial Services, Inc. (a)	2,217	74,601
Intact Financial Corp.	537	37,331

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Canada — (Continued)
Linamar Corp.	273	$17,739
Loblaw Cos. Ltd. (a)	1,238	62,552
lululemon athletica, Inc. (b)	162	10,579
Magna International, Inc.	2,589	145,371
Manulife Financial Corp.	7,317	136,031
Metro, Inc.	3,995	107,263
National Bank of Canada	1,005	37,771
Potash Corp. of Saskatchewan, Inc.	882	27,326
Power Corp. of Canada	2,651	67,822
Power Financial Corp. (a)	2,343	67,318
Progressive Waste Solutions Ltd.	2,535	68,022
Quebecor, Inc. (a)	980	24,507
RioCan Real Estate Investment Trust	408	8,749
Rogers Communications, Inc. (a)	1,650	58,549
Royal Bank of Canada (a)	135	8,259
Saputo, Inc.	1,020	24,682
Shaw Communications, Inc. (a)	2,757	60,067
Stantec, Inc.	276	8,069
Sun Life Financial, Inc.	2,560	85,508
Suncor Energy, Inc.	413	11,380
TELUS Corp.	2,148	74,035
Toronto-Dominion Bank (The)	135	5,735
West Fraser Timber Co. Ltd.	386	21,219
WestJet Airlines Ltd. (a)	5,486	115,832
		3,203,579
China — (0.4%)
CNOOC Ltd.	8,000	11,351
Lenovo Group Ltd.	66,000	91,433
		102,784
Denmark — (1.1%)
AP Moeller - Maersk A/S	19	34,394
Coloplast A/S	735	48,204
Novo Nordisk A/S	1,502	81,793
Pandora A/S	141	15,142
TDC A/S	5,034	36,895
Topdanmark A/S (b)	828	22,186
Tryg A/S	2,631	54,818
		293,432
Finland — (1.2%)
Elisa Oyj	3,209	101,651
Fortum Oyj	3,575	63,493
Kesko Oyj	81	2,817
Kone Oyj	427	17,318
Neste Oyj	2,669	67,981
Nokia Oyj	373	2,531

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Finland — (Continued)
Orion Oyj	1,938	$67,759
		323,550
France — (4.9%)
Aeroports de Paris (a)	79	8,921
Air Liquide SA	150	18,961
AtoS	289	21,568
AXA SA	513	12,935
BioMerieux	568	60,413
Cap Gemini SA	284	25,115
Christian Dior SE	260	50,725
Cie Generale des Etablissements Michelin	438	45,869
CNP Assurances	7,377	123,127
Dassault Systemes	354	25,725
Electricite de France SA	711	15,844
Essilor International SA	130	15,499
Hermes International	117	43,619
Ipsen SA	1,621	89,376
Legrand SA	648	36,360
Orange SA	3,486	53,640
Rexel SA	2,471	39,811
SCOR SE	5,529	194,946
SEB SA	784	73,027
Societe BIC SA	351	55,925
Sodexo SA	428	40,620
Technip SA	1,309	80,975
Thales SA	1,318	79,535
TOTAL SA	2,135	103,645
Veolia Environnement SA	581	11,840
Vivendi SA	359	9,050
		1,337,071
Germany — (5.7%)
Allianz SE	717	111,604
Brenntag AG	92	5,272
Celesio AG	342	9,907
Deutsche Lufthansa AG (b)	701	9,033
Deutsche Post AG	435	12,701
Deutsche Telekom AG	750	12,911
E.ON SE	6,818	90,779
Fielmann AG	728	49,455
Freenet AG	848	28,548
Fresenius Medical Care AG & Co. KGaA	1,661	137,025
Fresenius SE & Co. KGaA	1,645	105,481
Hannover Rueck SE	2,164	209,262
HUGO BOSS AG	461	51,493
K+S AG (a)	265	11,156
Kabel Deutschland Holding AG (b)	253	33,827
Krones AG	592	61,845
Linde AG	134	25,366
MAN SE	106	10,912
Merck KGaA	671	66,823

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Germany — (Continued)
METRO AG	448	$14,116
Muenchener Rueckversicherungs-Gesellschaft AG	829	146,864
Rational AG	24	8,810
RWE AG	341	7,327
Siemens AG	218	21,946
Talanx AG (b)	4,065	124,735
Telefonica Deutschland Holding AG	16,968	97,743
TUI AG	5,311	85,804
		1,550,745
Hong Kong — (6.2%)
Bank of East Asia Ltd. (The)	10,600	46,351
Champion REIT	112,000	61,544
China Mobile Ltd.	6,400	81,934
China Power International Development Ltd.	110,000	83,856
China Resources Cement Holdings Ltd.	34,000	18,990
China Resources Power Holdings Co. Ltd.	6,000	16,756
China Taiping Insurance Holdings Co. Ltd. (b)	12,800	45,982
China Travel International Investment Hong Kong Ltd.	190,000	83,573
China Unicom Hong Kong Ltd.	10,000	15,737
Dah Sing Financial Holdings Ltd.	7,600	49,849
Dairy Farm International Holdings Ltd.	5,000	43,300
Henderson Land Development Co. Ltd.	5,600	38,320
Hong Kong Exchanges and Clearing Ltd.	4,000	141,167
Hongkong Land Holdings Ltd.	6,100	50,020
Huabao International Holdings Ltd.	158,000	95,176
Hui Xian Real Estate Investment Trust	121,000	67,905
Hysan Development Co. Ltd.	8,000	34,673
Kerry Properties Ltd.	11,500	45,095
Lifestyle International Holdings Ltd.	10,000	18,549
Link REIT (The)	18,500	108,339
Luk Fook Holdings International Ltd.	10,000	29,474
New World Development Co. Ltd.	25,000	32,699
Pacific Textiles Holdings Ltd.	34,000	54,294
Power Assets Holdings Ltd.	3,500	31,919
Shenzhen International Holdings Ltd.	10,000	17,465
SJM Holdings Ltd.	12,000	13,002
Sun Hung Kai Properties Ltd.	2,000	32,402
Swire Pacific Ltd.	6,000	75,420
Television Broadcasts Ltd.	8,800	52,215
VTech Holdings Ltd.	9,100	120,785
Wheelock & Co. Ltd.	7,000	35,756
Yue Yuen Industrial Holdings Ltd.	10,000	33,473
Yuexiu Property Co. Ltd.	16,000	3,488
		1,679,508
Ireland — (1.5%)
DCC PLC	1,896	149,092
ICON PLC (b)	1,138	76,588
Paddy Power PLC	866	74,172
Ryanair Holdings PLC	1,309	93,397

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Ireland — (Continued)
Shire PLC	88	$7,051
		400,300
Israel — (2.9%)
Azrieli Group	1,383	55,248
Bank Hapoalim BM	25,720	138,609
Bezeq The Israeli Telecommunication Corp. Ltd.	102,377	174,500
Elbit Systems Ltd.	960	75,428
Gazit-Globe Ltd.	305	3,638
Israel Chemicals Ltd.	5,690	39,775
Mizrahi Tefahot Bank Ltd.	9,050	112,297
NICE-Systems Ltd.	921	58,594
Taro Pharmaceutical Industries Ltd. (b)	164	23,565
Teva Pharmaceutical Industries Ltd.	1,713	101,352
		783,006
Italy — (1.5%)
Assicurazioni Generali SpA	3,441	61,957
Eni SpA	1,867	33,117
EXOR SpA	1,569	74,857
Parmalat SpA	16,322	42,591
Prada SpA	18,222	87,672
Recordati SpA	5,245	109,925
		410,119
Japan — (19.4%)
Advance Residence Investment Corp.	2	4,902
Aeon Co. Ltd. (a)	4,300	61,057
Air Water, Inc.	1,000	18,314
Aisin Seiki Co. Ltd.	1,400	59,609
Ajinomoto Co., Inc.	3,000	65,006
ANA Holdings, Inc.	1,000	2,714
Asahi Group Holdings Ltd.	600	19,086
Asahi Kasei Corp.	14,000	115,041
Bandai Namco Holdings, Inc.	1,800	34,834
Bank of Kyoto Ltd. (The)	2,000	23,046
Bank of Yokohama Ltd. (The)	2,000	12,268
Benesse Holdings, Inc. (a)	3,100	77,776
Bic Camera, Inc. (a)	15,100	190,285
Bridgestone Corp. (a)	400	14,800
Brother Industries Ltd. (a)	2,000	28,341
Canon Marketing Japan, Inc.	7,900	134,480
Canon, Inc. (a)	5,100	165,985
Cosmos Pharmaceutical Corp.	100	13,566
Dai-ichi Life Insurance Co. Ltd. (The) (a)	7,500	147,499
Daicel Corp.	2,500	32,117
Daihatsu Motor Co. Ltd. (a)	3,700	52,704
Daiwa House Residential Investment Corp. (a)	2	4,539
DIC Corp.	1,000	2,501
Ezaki Glico Co. Ltd.	100	4,969
FamilyMart Co. Ltd. (a)	3,100	142,631
Fuji Heavy Industries Ltd.	1,000	36,841

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Japan — (Continued)
FUJIFILM Holdings Corp.	1,700	$60,760
Fujitsu Ltd.	9,000	50,338
Fukuoka Financial Group, Inc.	4,000	20,758
H2O Retailing Corp.	300	6,252
Hakuhodo DY Holdings, Inc. (a)	3,700	39,641
Heiwa Corp. (a)	4,600	91,650
Hikari Tsushin, Inc.	300	20,251
HIS Co. Ltd.	800	27,263
Hitachi Chemical Co. Ltd.	2,100	37,893
Hoshizaki Electric Co. Ltd.	100	5,884
Hoya Corp.	1,100	44,111
Inpex Corp. (a)	3,100	35,252
Ito En Ltd. (a)	3,200	67,156
Itochu Techno-Solutions Corp.	1,300	32,403
Izumi Co. Ltd.	900	38,026
Japan Airlines Co. Ltd.	6,200	216,353
Kaken Pharmaceutical Co. Ltd.	1,000	34,936
Kao Corp. (a)	1,300	60,482
Kawasaki Kisen Kaisha Ltd. (a)	2,000	4,724
KDDI Corp.	2,600	62,766
Kewpie Corp.	3,400	72,021
Konica Minolta, Inc.	900	10,510
Kose Corp.	2,100	172,647
Kurita Water Industries Ltd.	1,000	23,324
Lawson, Inc. (a)	700	47,939
Mazda Motor Corp.	800	15,678
MEIJI Holdings Co. Ltd.	200	25,824
Miraca Holdings, Inc.	100	5,001
Mitsubishi Motors Corp.	3,200	27,250
Mitsui & Co. Ltd.	900	12,228
MS&AD Insurance Group Holdings, Inc.	3,900	121,527
NH Foods Ltd.	1,000	22,833
Nihon Kohden Corp.	1,100	27,238
Nikon Corp. (a)	400	4,629
Nippo Corp.	4,000	68,582
Nippon Accommodations Fund, Inc.	1	3,865
Nippon Telegraph & Telephone Corp.	2,600	94,203
Nissan Motor Co. Ltd. (a)	900	9,378
Nitori Holdings Co. Ltd.	400	32,624
NOK Corp.	700	21,738
Nomura Real Estate Office Fund, Inc. (a)	2	9,071
NTT DOCOMO, Inc.	3,700	70,876
Oriental Land Co. Ltd. (a)	700	44,706
Osaka Gas Co. Ltd. (a)	3,000	11,849
Otsuka Corp.	1,300	60,769
Otsuka Holdings Co. Ltd.	5,300	169,072
Panasonic Corp.	6,700	92,069
Pola Orbis Holdings, Inc.	200	11,327
Ricoh Co. Ltd. (a)	2,600	26,985
Ryohin Keikaku Co. Ltd.	600	116,406
Sawai Pharmaceutical Co. Ltd.	200	11,654
Seiko Epson Corp.	4,000	70,968
Sekisui Chemical Co. Ltd.	1,000	12,283

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Japan — (Continued)
Seven & i Holdings Co. Ltd.	100	$4,299
Shimamura Co. Ltd.	1,300	136,624
Shiseido Co. Ltd. (a)	200	4,541
Showa Shell Sekiyu KK	2,500	21,861
SKY Perfect JSAT Holdings, Inc.	8,900	47,786
Sompo Japan Nipponkoa Holdings, Inc.	700	25,694
Sony Corp. (b)	4,200	118,811
Sugi Holdings Co. Ltd.	900	45,969
Sumitomo Heavy Industries Ltd.	3,000	17,505
Sumitomo Mitsui Financial Group, Inc.	600	26,767
Sumitomo Rubber Industries Ltd. (a)	800	12,402
Sundrug Co. Ltd. (a)	1,000	59,576
T&D Holdings, Inc.	2,300	34,303
Tokai Rika Co. Ltd.	2,900	72,521
Tokio Marine Holdings, Inc.	1,400	58,281
Tokyo Gas Co. Ltd.	15,000	79,680
Toray Industries, Inc. (a)	3,000	25,387
Toshiba Corp.	1,000	3,441
Toshiba TEC Corp.	9,000	48,764
Toyo Suisan Kaisha Ltd.	1,900	69,329
Toyoda Gosei Co. Ltd. (a)	1,000	24,133
Toyota Boshoku Corp. (a)	4,000	67,470
Tsuruha Holdings, Inc.	1,400	109,034
West Japan Railway Co.	600	38,418
Yamada Denki Co. Ltd. (a)	10,000	40,044
Yamazaki Baking Co. Ltd. (a)	9,000	149,969
		5,291,493
Jersey — (0.8%)
Phoenix Group Holdings	17,260	222,587
		222,587
Jordan — (0.1%)
Hikma Pharmaceuticals PLC	1,034	31,434
		31,434
Macau — (0.2%)
Wynn Macau Ltd.	37,600	62,759
		62,759
Netherlands — (2.1%)
Aegon NV	4,857	35,674
Akzo Nobel NV	480	34,907
ASML Holding NV (a)	73	7,540
Delta Lloyd NV	4,172	68,448
Heineken Holding NV	696	48,817
Koninklijke Ahold NV	10,315	193,082
Koninklijke DSM NV	815	47,220
Koninklijke Philips NV	798	20,290

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Netherlands — (Continued)
Royal Dutch Shell PLC	3,997	$113,589
		569,567
New Zealand — (1.1%)
Air New Zealand Ltd.	36,535	63,007
Auckland International Airport Ltd.	9,046	30,192
Fisher & Paykel Healthcare Corp. Ltd.	23,405	108,427
Fletcher Building Ltd.	8,571	47,068
Spark New Zealand Ltd.	27,237	51,485
		300,179
Norway — (1.7%)
Leroy Seafood Group ASA	1,727	56,195
Marine Harvest ASA	1,755	20,054
Norsk Hydro ASA	859	3,609
Salmar ASA	5,330	77,909
Statoil ASA	7,484	133,271
Telenor ASA	2,526	55,159
TGS Nopec Geophysical Co. ASA (a)	906	21,085
Yara International ASA	1,902	98,732
		466,014
Portugal — (0.1%)
EDP - Energias de Portugal SA	4,192	15,904
		15,904
Singapore — (3.3%)
CapitaLand Commercial Trust (a)	15,300	17,726
CapitaLand Mall Trust	13,600	21,716
ComfortDelGro Corp. Ltd. (a)	30,800	71,596
DBS Group Holdings Ltd.	4,900	75,292
Keppel Corp. Ltd. (a)	4,400	26,861
Keppel REIT (a)	89,200	75,851
M1 Ltd. (a)	14,100	33,928
Mapletree Commercial Trust	46,900	51,027
Mapletree Industrial Trust	51,600	59,782
Oversea-Chinese Banking Corp. Ltd.	6,712	50,745
SATS Ltd.	28,600	78,376
Silverlake Axis Ltd. (a)	9,720	7,074
Singapore Airlines Ltd.	17,300	137,860
Singapore Post Ltd. (a)	10,900	15,340
Singapore Telecommunications Ltd.	6,500	20,323
StarHub Ltd. (a)	12,900	37,843
Suntec Real Estate Investment Trust	11,400	14,605
United Overseas Bank Ltd.	3,800	65,107

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Singapore — (Continued)
Wilmar International Ltd.	11,400	$27,770
		888,822
South Africa — (0.1%)
Investec PLC	1,851	16,651
		16,651
Spain — (1.5%)
Acerinox SA	196	2,710
Amadeus IT Holding SA	1,040	41,432
Enagas SA (a)	771	20,956
Endesa SA (a)	6,723	128,579
Gas Natural SDG SA (a)	1,378	31,229
Iberdrola SA	4,843	32,603
Mapfre SA	10,815	37,199
Prosegur Cia de Seguridad SA	1,670	9,155
Red Electrica Corp. SA (a)	531	42,527
Telefonica SA	2,379	33,796
Viscofan SA	258	15,595
		395,781
Sweden — (2.5%)
Axfood AB	4,627	73,831
Electrolux AB	1,406	44,023
Hennes & Mauritz AB	1,790	68,860
Holmen AB	520	15,160
ICA Gruppen AB (a)	1,550	54,939
Investor AB	1,903	70,845
Securitas AB	4,020	53,100
Skandinaviska Enskilda Banken AB	844	10,782
Skanska AB	1,372	27,779
Swedbank AB	140	3,262
Swedish Match AB	1,438	40,865
Tele2 AB	7,520	87,367
Telefonaktiebolaget LM Ericsson	7,047	72,954
TeliaSonera AB	10,304	60,613
		684,380
Switzerland — (4.6%)
ABB Ltd. (b)	582	12,194
Actelion Ltd. (b)	64	9,368
Adecco SA (b)	266	21,603
Allreal Holding AG (b)	22	3,037
Baloise Holding AG	670	81,729
DKSH Holding AG (b)	58	4,195
Flughafen Zuerich AG	49	37,934
Geberit AG	79	26,349
Givaudan SA (b)	20	34,626
Helvetia Holding AG	264	150,990
Kuehne + Nagel International AG	595	79,011
Nestle SA	176	12,712
Novartis AG	704	69,417

See accompanying Notes to Schedules of Investments.

Lattice Developed Markets (ex-US) Strategy ETF

(continued)

	Shares	Value
Switzerland — (Continued)
Pargesa Holding SA	405	$27,259
PSP Swiss Property AG (b)	74	6,335
Roche Holding AG	35	9,812
SGS SA	16	29,208
Swiss Life Holding AG (b)	692	158,533
Swiss Re AG	1,841	163,012
Swisscom AG	163	91,394
Wolseley PLC	778	49,713
Zurich Insurance Group AG (b)	588	179,065
		1,257,496
United Arab Emirates — (0.5%)
Dragon Oil PLC	13,003	148,466
		148,466
United States — (0.0%) (c)
Carnival PLC	207	10,577
		10,577
TOTAL COMMON STOCKS		27,121,684
RIGHTS — (0.0%) (c)
Spain — (0.0%) (c)
Acerinox SA (b)	196	87
TOTAL RIGHTS		87
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.7%) (Cost $27,397,506)		27,121,771

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (9.5%) (Cost $2,593,136)
State Street Navigator Securities Lending Prime Portfolio, 0.18%	2,593,136	2,593,136
TOTAL INVESTMENTS — (109.2%) (Cost $29,990,642)		29,714,907
OTHER ASSETS & LIABILITIES — (-9.2%)		(2,511,738)
NET ASSETS — (100.0%)		$27,203,169

(a)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.5%)
Brazil — (4.5%)
Ambev SA	19,953	$122,683
Banco Bradesco SA	5,318	48,791
Banco do Brasil SA	9,149	71,510
BB Seguridade Participacoes SA	1,287	14,128
Bolsa de Valores Mercadorias e Futuros SA	8,147	30,737
BRF SA	3,001	63,451
CCR SA	4,145	19,895
Cielo SA	5,489	77,430
Embraer SA	13,807	105,161
Itau Unibanco Holding SA	11,435	125,968
JBS SA	20,782	109,449
Kroton Educacional SA	8,720	33,377
Petroleo Brasileiro SA (a)	22,584	92,404
Tim Participacoes SA	27,586	90,935
Ultrapar Participacoes SA	2,045	43,251
Vale SA	5,717	28,673
		1,077,843
Chile — (5.7%)
Aguas Andinas SA	140,037	79,650
Banco de Credito e Inversiones	1,926	84,637
Banco Santander Chile	7,273	147,278
Cencosud SA	43,168	103,828
Cia Cervecerias Unidas SA (b)	4,574	96,877
Colbun SA	32,332	9,199
Corpbanca SA	10,821,598	119,430
Empresa Nacional de Electricidad SA	80,651	111,651
Empresas CMPC SA	39,435	107,262
Empresas COPEC SA	9,043	96,001
Enersis SA	12,695	200,962
Latam Airlines Group SA (a)(b)	3,942	27,752
SACI Falabella	11,394	79,578
Sociedad Matriz del Banco de Chile SA	158,214	46,215
Sociedad Quimica y Minera de Chile SA	2,573	41,219
		1,351,539
China — (7.6%)
Agricultural Bank of China Ltd.	93,000	50,024
Baidu, Inc. (a)	248	49,372
Bank of China Ltd.	256,000	166,428
Bank of Communications Co. Ltd.	121,000	126,111
China Construction Bank Corp.	223,000	203,654
China Everbright Bank Co. Ltd.	245,000	146,952
China Life Insurance Co. Ltd.	19,000	82,715
China Merchants Bank Co. Ltd.	49,500	144,301
China Minsheng Banking Corp. Ltd.	65,500	85,840
China Pacific Insurance Group Co. Ltd.	11,600	55,662
China Petroleum & Chemical Corp.	98,000	84,568
China Shenhua Energy Co. Ltd.	22,000	50,172
CITIC Securities Co. Ltd.	13,000	46,868
Haitong Securities Co. Ltd.	9,200	24,327

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
China — (Continued)
Industrial & Commercial Bank of China Ltd.	170,000	$135,078
PetroChina Co. Ltd.	84,000	93,724
Ping An Insurance Group Co. of China Ltd.	10,000	135,052
Tencent Holdings Ltd.	6,300	125,715
		1,806,563
Colombia — (3.2%)
Almacenes Exito SA	9,949	86,952
Banco Davivienda SA	8,904	91,588
Bancolombia SA	10,011	102,821
Corp. Financiera Colombiana SA	2,837	39,833
Ecopetrol SA	261,168	173,804
Grupo Argos SA	5,961	38,982
Grupo de Inversiones Suramericana SA	10,810	153,942
Grupo Nutresa SA	7,805	68,755
		756,677
India — (4.3%)
Axis Bank Ltd.	2,287	99,828
HDFC Bank Ltd.	1,299	78,628
ICICI Bank Ltd.	11,005	114,672
Infosys Ltd. (b)	10,088	159,895
Larsen & Toubro Ltd.	1,207	33,615
Mahindra & Mahindra Ltd.	3,081	62,544
Reliance Industries Ltd. (c)	3,585	111,673
State Bank of India	2,716	112,307
Tata Motors Ltd.	3,277	112,958
Tata Steel Ltd.	14,382	70,256
Vedanta Ltd.	4,288	46,310
Wipro Ltd.	2,000	23,940
		1,026,626
Indonesia — (5.5%)
Adaro Energy Tbk PT	639,800	36,471
Astra International Tbk PT	196,200	104,115
Bank Central Asia Tbk PT	138,300	140,038
Bank Mandiri Persero Tbk PT	109,000	82,164
Bank Negara Indonesia Persero Tbk PT	183,200	72,827
Bank Rakyat Indonesia Persero Tbk PT	153,900	119,472
Bumi Serpong Damai Tbk PT	161,600	20,242
Indocement Tunggal Prakarsa Tbk PT	45,000	70,458
Indofood Sukses Makmur Tbk PT	93,900	46,307
Jasa Marga Persero Tbk PT	55,200	22,668
Kalbe Farma Tbk PT	359,000	45,102
Lippo Karawaci Tbk PT	37,200	3,292
Matahari Department Store Tbk PT	27,900	34,633
Media Nusantara Citra Tbk PT	132,900	19,338
Perusahaan Gas Negara Persero Tbk PT	288,700	93,436
Semen Indonesia Persero Tbk PT	79,300	71,374
Surya Citra Media Tbk PT	35,700	7,698
Telekomunikasi Indonesia Persero Tbk PT	694,600	152,648

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
Indonesia — (Continued)
Tower Bersama Infrastructure Tbk PT	90,100	$62,342
United Tractors Tbk PT	61,900	94,597
XL Axiata Tbk PT (a)	32,300	8,928
		1,308,150
Malaysia — (8.3%)
AMMB Holdings Bhd	43,100	68,882
Axiata Group Bhd	60,600	102,794
British American Tobacco Malaysia Bhd	7,200	118,314
CIMB Group Holdings Bhd	79,500	115,257
DiGi.Com Bhd	97,100	137,942
Gamuda Bhd	2,200	2,723
Genting Bhd	3,800	8,118
Genting Malaysia Bhd	52,000	57,885
Hong Leong Bank Bhd	11,300	40,133
IJM Corp. Bhd	36,800	63,593
IOI Corp. Bhd	87,600	94,264
Kuala Lumpur Kepong Bhd	2,700	15,314
Malayan Banking Bhd	85,200	206,395
Maxis Bhd	52,800	89,143
MISC Bhd	27,200	55,654
Petronas Chemicals Group Bhd	35,200	58,962
Public Bank Bhd	28,200	139,916
RHB Capital Bhd	27,200	53,131
Sime Darby Bhd	50,600	114,262
Telekom Malaysia Bhd	56,100	97,242
Tenaga Nasional Bhd	50,400	168,846
UMW Holdings Bhd	27,000	72,563
YTL Corp. Bhd	232,200	95,391
		1,976,724
Mexico — (5.0%)
Alfa SAB de CV (b)	32,112	61,459
America Movil SAB de CV	183,498	196,004
Arca Continental SAB de CV	15,437	87,856
Coca-Cola Femsa SAB de CV	6,004	47,747
Fibra Uno Administracion SA de CV	41,450	98,562
Gruma SAB de CV	8,333	107,262
Grupo Bimbo SAB de CV (a)(b)	20,153	52,224
Grupo Financiero Banorte SAB de CV (b)	14,994	82,411
Grupo Financiero Inbursa SAB de CV (b)	14,995	34,041
Grupo Financiero Santander Mexico SAB de CV (b)	16,119	29,833
Grupo Mexico SAB de CV (b)	39,950	120,634
Kimberly-Clark de Mexico SAB de CV (b)	52,457	113,401
Promotora y Operadora de Infraestructura SAB de CV (a)(b)	1,142	12,255
Wal-Mart de Mexico SAB de CV (b)	64,292	156,646
		1,200,335
Philippines — (7.7%)
Alliance Global Group, Inc.	15,700	7,556
Ayala Corp.	4,700	82,346
Ayala Land, Inc.	115,800	95,794

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
Philippines — (Continued)
Bank of the Philippine Islands	58,550	$122,710
BDO Unibank, Inc.	65,190	156,722
DMCI Holdings, Inc.	280,400	82,087
Energy Development Corp.	766,400	127,138
GT Capital Holdings, Inc.	3,705	112,243
International Container Terminal Services, Inc.	25,760	62,957
JG Summit Holdings, Inc.	85,640	136,181
Jollibee Foods Corp.	15,570	68,130
Megaworld Corp.	616,900	65,124
Metro Pacific Investments Corp.	709,500	74,427
Metropolitan Bank & Trust Co.	44,790	93,375
Philippine Long Distance Telephone Co.	3,505	218,431
Security Bank Corp.	28,340	101,506
SM Investments Corp.	5,110	101,429
SM Prime Holdings, Inc.	73,000	32,347
Universal Robina Corp.	19,980	85,964
		1,826,467
Poland — (8.6%)
Alior Bank SA (a)	2,385	56,649
Asseco Poland SA	5,985	92,156
Bank Pekao SA	3,248	155,409
Bank Zachodni WBK SA (a)	1,100	99,810
Cyfrowy Polsat SA (a)	5,267	33,121
Enea SA	26,525	112,493
Energa SA	25,511	154,250
KGHM Polska Miedz SA	4,396	124,543
LPP SA	7	12,373
Lubelski Wegiel Bogdanka SA	2,315	31,916
mBank SA (a)	52	5,706
Orange Polska SA	54,566	118,391
PGE Polska Grupa Energetyczna SA	39,173	192,068
Polski Koncern Naftowy Orlen SA	12,757	250,432
Polskie Gornictwo Naftowe i Gazownictwo SA	100,015	175,516
Powszechna Kasa Oszczednosci Bank Polski SA	18,060	149,440
Powszechny Zaklad Ubezpieczen SA	1,416	162,895
Tauron Polska Energia SA	113,275	131,922
		2,059,090
Russia — (4.8%)
Gazprom OAO	36,694	188,974
Lukoil OAO	3,892	171,268
Magnit PJSC	1,400	77,924
MMC Norilsk Nickel PJSC	8,515	143,648
NOVATEK OAO	866	88,159
Rosneft OAO	22,870	94,224
Sberbank of Russia	15,482	80,816
Surgutneftegas OAO	25,052	147,682
Tatneft OAO	3,644	116,535

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
Russia — (Continued)
Yandex NV (a)	2,238	$34,062
		1,143,292
South Africa — (6.5%)
AngloGold Ashanti Ltd. (a)	1,646	14,870
Aspen Pharmacare Holdings Ltd. (a)	747	22,156
Barclays Africa Group Ltd.	2,647	39,904
Bidvest Group Ltd. (The)	2,881	73,142
FirstRand Ltd.	17,050	74,899
Gold Fields Ltd.	14,505	46,558
Growthpoint Properties Ltd.	26,850	58,532
Mediclinic International Ltd.	7,902	66,626
Mr Price Group Ltd.	2,100	43,340
MTN Group Ltd.	9,022	170,030
Naspers Ltd.	974	152,065
Nedbank Group Ltd.	977	19,463
Netcare Ltd.	48,844	154,044
Redefine Properties Ltd.	75,823	63,781
Remgro Ltd.	1,536	32,388
RMB Holdings Ltd.	5,976	32,717
Sanlam Ltd.	10,928	59,728
Sasol Ltd.	2,142	79,413
Shoprite Holdings Ltd.	2,579	36,865
Standard Bank Group Ltd.	7,832	103,351
Steinhoff International Holdings Ltd.	16,091	102,066
Tiger Brands Ltd.	1,736	40,546
Woolworths Holdings Ltd.	6,844	55,597
		1,542,081
South Korea — (8.0%)
Amorepacific Corp.	243	91,061
AMOREPACIFIC Group	333	55,826
BNK Financial Group, Inc.	1,498	19,070
Coway Co. Ltd.	601	49,246
Daum Kakao Corp.	199	22,514
E-Mart Co. Ltd.	38	7,869
Hana Financial Group, Inc.	967	25,184
Hankook Tire Co. Ltd.	978	36,825
Hyundai Engineering & Construction Co. Ltd.	789	29,036
Hyundai Glovis Co. Ltd.	238	43,100
Hyundai Mobis Co. Ltd.	253	48,085
Hyundai Motor Co.	407	49,623
Hyundai Steel Co.	9	546
Hyundai Wia Corp.	263	24,285
Industrial Bank of Korea	3,216	41,661
Kangwon Land, Inc.	449	14,894
KB Financial Group, Inc.	1,407	46,545
Kia Motors Corp.	1,768	71,801
Korea Aerospace Industries Ltd.	610	43,476
Korea Electric Power Corp.	1,469	60,317
Korea Zinc Co. Ltd.	78	38,110
KT Corp. (a)	1,189	30,326

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
South Korea — (Continued)
KT&G Corp.	688	$58,533
LG Chem Ltd.	223	55,678
LG Display Co. Ltd.	1,629	37,751
LG Electronics, Inc.	1,121	47,435
LG Household & Health Care Ltd.	81	56,205
LG Uplus Corp.	7,565	66,871
NAVER Corp.	32	18,188
NCSoft Corp.	113	20,109
Orion Corp.	21	19,730
POSCO	300	60,245
Samsung C&T Corp.	403	23,917
Samsung Electronics Co. Ltd.	170	193,249
Samsung Fire & Marine Insurance Co. Ltd.	220	57,986
Samsung Heavy Industries Co. Ltd.	611	9,339
Samsung Life Insurance Co. Ltd.	716	69,004
Shinhan Financial Group Co. Ltd.	1,160	43,209
SK Holdings Co. Ltd.	81	14,378
SK Hynix, Inc.	2,080	78,878
SK Telecom Co. Ltd.	349	78,220
Woori Bank	4,348	38,200
		1,896,525
Spain — (0.2%)
Cemex Latam Holdings SA (a)	7,246	35,567
		35,567
Taiwan — (9.3%)
Acer, Inc. (a)	7,000	3,392
Advanced Semiconductor Engineering, Inc.	37,000	50,126
Advantech Co. Ltd.	1,000	6,871
Asustek Computer, Inc.	6,000	58,436
AU Optronics Corp.	91,000	40,258
Catcher Technology Co. Ltd.	2,000	25,021
Cathay Financial Holding Co. Ltd.	40,000	69,876
Chailease Holding Co. Ltd.	2,000	4,823
Chang Hwa Commercial Bank Ltd.	3,000	1,721
Cheng Shin Rubber Industry Co. Ltd.	17,000	37,631
Chicony Electronics Co. Ltd.	10,000	26,836
China Development Financial Holding Corp.	98,000	37,161
China Life Insurance Co. Ltd.	42,000	43,015
China Steel Corp.	28,000	22,369
Chunghwa Telecom Co. Ltd.	17,000	54,216
Compal Electronics, Inc.	28,000	21,326
CTBC Financial Holding Co. Ltd.	68,000	53,555
Delta Electronics, Inc.	2,000	10,242
E.Sun Financial Holding Co. Ltd.	23,000	15,356
Eva Airways Corp. (a)	49,000	33,429
Far Eastern New Century Corp.	27,000	28,615
Far EasTone Telecommunications Co. Ltd.	27,000	65,281
First Financial Holding Co. Ltd.	43,000	26,340
Foxconn Technology Co. Ltd.	13,000	47,189
Fubon Financial Holding Co. Ltd.	28,000	55,720

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
Taiwan — (Continued)
Giant Manufacturing Co. Ltd.	1,000	$8,459
Hon Hai Precision Industry Co. Ltd.	46,000	144,614
Hotai Motor Co. Ltd.	1,000	14,163
HTC Corp. (a)	1,000	2,333
Hua Nan Financial Holdings Co. Ltd.	77,000	44,297
Innolux Corp.	98,000	51,137
Inotera Memories, Inc. (a)	33,000	26,311
Inventec Corp.	29,000	20,067
Largan Precision Co. Ltd.	1,000	114,246
Lite-On Technology Corp.	21,000	24,638
MediaTek, Inc.	3,000	41,031
Mega Financial Holding Co. Ltd.	42,000	37,842
Nan Ya Plastics Corp.	3,000	7,039
Novatek Microelectronics Corp.	3,000	14,487
Pegatron Corp.	20,000	58,533
Pou Chen Corp.	23,000	32,799
President Chain Store Corp.	4,000	28,132
Quanta Computer, Inc.	8,000	18,928
Radiant Opto-Electronics Corp.	4,000	14,844
Ruentex Development Co. Ltd.	10,000	15,816
Shin Kong Financial Holding Co. Ltd.	12,000	3,664
Siliconware Precision Industries Co. Ltd.	32,000	49,004
Simplo Technology Co. Ltd.	8,000	37,077
SinoPac Financial Holdings Co. Ltd.	53,000	23,447
Synnex Technology International Corp.	13,000	19,276
Taishin Financial Holding Co. Ltd.	28,000	11,661
Taiwan Cement Corp.	28,000	35,346
Taiwan Cooperative Financial Holding Co. Ltd.	31,000	16,226
Taiwan Mobile Co. Ltd.	23,000	76,780
Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	195,806
Teco Electric and Machinery Co. Ltd.	33,000	25,615
Uni-President Enterprises Corp.	20,000	35,457
United Microelectronics Corp.	67,000	28,338
Vanguard International Semiconductor Corp.	20,000	32,021
Wistron Corp.	33,000	25,027
WPG Holdings Ltd.	13,000	16,284
Yuanta Financial Holding Co. Ltd.	67,000	36,264
		2,225,814
Thailand — (6.4%)
Advanced Info Service PCL	16,100	114,402
Airports of Thailand PCL	4,100	36,781
Bangkok Bank PCL	27,100	143,221
Bangkok Dusit Medical Services PCL	74,000	43,161
Banpu PCL	35,900	27,104
Big C Supercenter PCL	2,800	16,000
BTS Group Holdings PCL	52,600	15,573
Bumrungrad Hospital PCL	7,000	38,756
Central Pattana PCL	6,900	9,704
Charoen Pokphand Foods PCL	57,700	41,000
CP ALL PCL	17,000	23,279
Intouch Holdings PCL	22,800	52,654
Kasikornbank PCL	17,100	95,688

See accompanying Notes to Schedules of Investments.

Lattice Emerging Markets Strategy ETF

(continued)

	Shares	Value
Thailand — (Continued)
Krung Thai Bank PCL	101,700	$51,489
Land & Houses PCL	105,800	27,722
Minor International PCL	14,160	12,577
PTT Exploration & Production PCL	40,400	130,379
PTT Global Chemical PCL	39,000	79,962
PTT PCL	12,600	133,926
Ratchaburi Electricity Generating Holding PCL	39,800	67,462
Siam Cement PCL (The)	5,400	83,137
Siam Commercial Bank PCL (The)	19,700	90,697
Thai Beverage PCL	200,300	113,798
Thai Union Frozen Products PCL	121,800	78,614
		1,527,086
Turkey — (3.9%)
Akbank TAS	20,351	58,873
Anadolu Efes Biracilik Ve Malt Sanayii AS	5,431	49,059
BIM Birlesik Magazalar AS	3,923	70,289
Coca-Cola Icecek AS	576	9,589
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	25,231	25,994
Eregli Demir ve Celik Fabrikalari TAS	55,783	90,369
Haci Omer Sabanci Holding AS	14,178	53,452
TAV Havalimanlari Holding AS	10,491	89,089
Tupras Turkiye Petrol Rafinerileri AS (a)	3,475	88,075
Turk Hava Yollari AO (a)	23,894	78,487
Turkcell Iletisim Hizmetleri AS	20,817	95,965
Turkiye Garanti Bankasi AS	22,448	70,051
Turkiye Halk Bankasi AS	9,132	42,098
Turkiye Is Bankasi	32,220	67,832
Turkiye Vakiflar Bankasi TAO	19,524	31,410
		920,632
TOTAL COMMON STOCKS		23,681,011
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.5%) (Cost $24,660,863)		23,681,011
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (2.3%) (Cost $549,401)
State Street Navigator Securities Lending Prime Portfolio, 0.18%	549,401	549,401

TOTAL INVESTMENTS — (101.8%) (Cost $25,210,264)		24,230,412
OTHER ASSETS & LIABILITIES — (-1.8%)		(421,046)
NET ASSETS — (100.0%)		$23,809,366

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(c)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
PCL	= Public Company Limited

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.2%)
Australia — (3.9%)
Abacus Property Group	7,015	$15,744
Automotive Holdings Group Ltd. (a)	4,223	12,951
BWP Trust (a)	3,190	7,502
Charter Hall Retail REIT (a)	5,389	17,562
Cromwell Property Group	20,510	16,158
CSR Ltd.	6,393	17,886
Downer EDI Ltd.	8,958	32,911
Investa Office Fund (a)	1,620	4,731
JB Hi-Fi Ltd. (a)	2,643	39,572
M2 Group Ltd.	1,869	15,371
McMillan Shakespeare Ltd.	486	4,516
Metcash Ltd. (a)	12,677	10,767
Mineral Resources Ltd. (a)	1,959	9,937
Monadelphous Group Ltd. (a)	2,931	21,108
Myer Holdings Ltd. (a)	19,518	18,377
Northern Star Resources Ltd. (a)	7,924	13,460
Nufarm Ltd.	3,773	20,966
Sirtex Medical Ltd. (a)	216	4,823
Transfield Services Ltd. (b)	4,357	4,772
		289,114
Belgium — (0.4%)
Befimmo SA	131	8,006
Mobistar SA (b)	674	12,751
Nyrstar NV (b)	1,836	6,575
		27,332
Bermuda — (1.4%)
Aspen Insurance Holdings Ltd.	750	35,925
Endurance Specialty Holdings Ltd.	290	19,053
Maiden Holdings Ltd.	2,550	40,239
Montpelier Re Holdings Ltd.	200	7,900
		103,117
Brazil — (0.2%)
Multiplus SA	500	6,036
Odontoprev SA	2,850	9,890
		15,926
Britain — (3.8%)
Assura PLC	4,738	4,080
Betfair Group PLC	930	35,190
Dart Group PLC	6,747	41,913
De La Rue PLC	269	2,221
Debenhams PLC	14,564	20,443
Electrocomponents PLC	465	1,549
Galliford Try PLC	345	9,425
Go-Ahead Group PLC	954	39,519
Greggs PLC	2,438	45,359
Kier Group PLC	603	13,495

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
Britain — (Continued)
LondonMetric Property PLC	1,841	$4,670
Marshalls PLC	659	3,234
Moneysupermarket.com Group PLC	4,105	18,800
Premier Farnell PLC	1,367	3,717
Rank Group PLC	3,386	11,731
Workspace Group PLC	218	3,084
WS Atkins PLC	933	22,245
		280,675
Canada — (4.1%)
Artis Real Estate Investment Trust	1,500	16,472
Celestica, Inc. (b)	1,781	20,742
Centerra Gold, Inc.	264	1,501
Cogeco Cable, Inc.	20	1,157
Dominion Diamond Corp.	1,781	24,965
Domtar Corp.	606	25,088
Dream Global Real Estate Investment Trust	3,284	26,121
Intertape Polymer Group, Inc.	1,842	27,620
Manitoba Telecom Services, Inc. (a)	863	19,293
Mercer International, Inc. (b)	2,600	35,568
North West Co., Inc. (The) (a)	1,089	21,598
Parkland Fuel Corp. (a)	1,943	38,722
Pure Industrial Real Estate Trust	1,506	5,682
RONA, Inc.	473	5,751
Superior Plus Corp.	401	4,034
Toromont Industries Ltd.	140	3,503
Transcontinental, Inc.	2,174	26,800
		304,617
Cayman Islands — (0.0%) (c)
Greenlight Capital Re Ltd. (b)	100	2,917
		2,917
China — (6.5%)
China Biologic Products, Inc. (a)(b)	135	15,547
China BlueChemical Ltd.	48,000	17,522
China Communications Services Corp. Ltd.	84,000	42,474
China Hongqiao Group Ltd.	14,800	13,936
China Machinery Engineering Corp.	37,000	39,899
China Zhongwang Holdings Ltd.	70,800	36,347
Chongqing Rural Commercial Bank Co. Ltd.	59,000	47,261
Jiangnan Group Ltd.	38,000	10,931
Jingwei Textile Machinery	28,000	36,839
People's Insurance Co. Group of China Ltd.	38,000	24,312
Shenzhen Expressway Co. Ltd.	52,000	41,452
Sichuan Expressway Co. Ltd.	30,000	13,234
Sino-Ocean Land Holdings Ltd.	4,500	3,401
SOHO China Ltd.	45,000	29,313
Sunac China Holdings Ltd.	38,000	41,615
Tong Ren Tang Technologies Co. Ltd.	12,000	20,308
West China Cement Ltd.	58,000	11,222
Yangzijiang Shipbuilding Holdings Ltd. (a)	35,700	37,516

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
China — (Continued)
Zhejiang Expressway Co. Ltd.	4,000	$5,552
		488,681
Denmark — (0.5%)
Bavarian Nordic A/S (b)	197	9,165
NKT Holding A/S	114	6,540
SimCorp A/S	455	18,111
		33,816
Faroe Islands — (0.5%)
Bakkafrost P/F	1,265	33,685
		33,685
Finland — (0.3%)
Cramo Oyj	345	6,650
Tieto Oyj	627	14,629
		21,279
France — (1.0%)
Mercialys SA	224	4,995
Metropole Television SA	956	18,566
Neopost SA	246	10,579
Rallye SA	480	14,446
UBISOFT Entertainment (b)	1,593	28,363
		76,949
Germany — (0.4%)
alstria office REIT-AG (a)(b)	354	4,558
Bechtle AG	30	2,273
Jungheinrich AG	144	9,753
Sixt SE (a)	77	3,341
Wincor Nixdorf AG	249	9,788
		29,713
Gibraltar — (0.0%) (c)
888 Holdings PLC (a)	1,134	2,720
		2,720
Hong Kong — (0.4%)
Poly Property Group Co. Ltd.	12,000	5,804
Sa Sa International Holdings Ltd.	6,000	3,251
Yuexiu Real Estate Investment Trust	44,000	24,235
		33,290
Ireland — (0.9%)
Aer Lingus Group PLC	11,043	29,653
UDG Healthcare PLC	4,463	34,351
		64,004
Israel — (0.7%)
Cellcom Israel Ltd. (b)	2,465	9,860

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
Israel — (Continued)
Israel Discount Bank Ltd. (b)	22,354	$42,932
		52,792
Italy — (1.0%)
DiaSorin SpA	315	14,372
ERG SpA	1,872	22,443
Societa Cattolica di Assicurazioni SCRL	4,694	37,055
		73,870
Japan — (12.5%)
Adastria Co. Ltd.	100	3,579
Aeon Delight Co. Ltd. (a)	800	24,517
Aisan Industry Co. Ltd.	1,700	15,963
Alpine Electronics, Inc.	300	5,786
Amano Corp.	200	2,615
Arcs Co. Ltd.	800	17,443
Asahi Holdings, Inc.	400	6,819
Calsonic Kansei Corp.	3,000	21,354
Chiyoda Co. Ltd.	500	11,744
Coca-Cola West Co. Ltd. (a)	200	3,612
DeNA Co. Ltd.	200	3,933
Doutor Nichires Holdings Co. Ltd.	600	10,523
Duskin Co. Ltd.	200	3,457
Dydo Drinco, Inc. (a)	900	39,129
EDION Corp. (a)	3,800	26,924
Foster Electric Co. Ltd.	100	2,250
Geo Holdings Corp. (a)	3,300	40,642
Hazama Ando Corp.	500	2,709
Heiwado Co. Ltd.	700	17,391
Hitachi Kokusai Electric, Inc.	1,000	15,217
Hitachi Maxell Ltd. (a)	1,400	22,619
Inaba Denki Sangyo Co. Ltd.	800	27,851
Keihin Corp.	900	12,915
Kokuyo Co. Ltd. (a)	2,000	17,227
Komori Corp. (a)	500	6,795
Kura Corp.	500	15,895
Kuroda Electric Co. Ltd.	1,800	33,495
KYORIN Holdings, Inc.	300	6,122
Kyudenko Corp. (a)	2,000	35,958
Maeda Road Construction Co. Ltd.	1,000	18,420
Matsumotokiyoshi Holdings Co. Ltd.	100	4,617
Mirait Holdings Corp.	1,400	16,338
Morinaga & Co. Ltd.	2,000	8,565
Morinaga Milk Industry Co. Ltd.	6,000	22,016
Namura Shipbuilding Co. Ltd.	900	7,723
NEC Networks & System Integration Corp. (a)	1,100	24,038
NET One Systems Co. Ltd.	2,400	16,848
Nichii Gakkan Co. (a)	1,400	11,258
Nippon Gas Co. Ltd.	300	9,402
Nishimatsuya Chain Co. Ltd.	3,900	39,266
Nissha Printing Co. Ltd.	1,300	21,981
Nitto Kogyo Corp.	300	6,757

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
Japan — (Continued)
Noritz Corp.	400	$7,548
Pal Co. Ltd.	400	13,141
Plenus Co. Ltd.	600	10,812
Saizeriya Co. Ltd. (a)	1,100	24,424
San-In Godo Bank Ltd. (The)	1,000	9,651
Sankyo Tateyama, Inc.	900	15,210
Senshu Ikeda Holdings, Inc.	500	2,268
Showa Corp.	1,200	11,954
St Marc Holdings Co. Ltd.	300	9,880
Sumitomo Bakelite Co. Ltd.	1,000	4,536
Sumitomo Seika Chemicals Co. Ltd.	1,000	6,579
T-Gaia Corp.	2,700	42,784
Taikisha Ltd.	200	4,828
Takuma Co. Ltd.	2,000	12,749
TS Tech Co. Ltd.	400	10,706
Unipres Corp.	200	4,189
Valor Co. Ltd.	1,300	32,562
Welcia Holdings Co. Ltd. (a)	200	9,137
Xebio Co. Ltd. (a)	600	11,719
Yaoko Co. Ltd.	300	13,950
Yorozu Corp.	300	6,622
Yoshinoya Holdings Co. Ltd.	600	7,272
		934,234
Netherlands — (0.7%)
BE Semiconductor Industries NV	909	25,285
BinckBank NV	183	1,743
Brunel International NV (a)	143	2,835
PostNL NV (b)	897	3,985
TKH Group NV	515	21,561
		55,409
New Zealand — (0.7%)
Chorus Ltd. (b)	17,013	33,367
Infratil Ltd.	8,376	17,872
		51,239
Norway — (0.6%)
Akastor ASA (a)(b)	17,508	30,932
Borregaard ASA	1,212	8,550
Tomra Systems ASA	375	3,420
		42,902
Portugal — (0.0%) (c)
REN - Redes Energeticas Nacionais SGPS SA	506	1,416
		1,416
Singapore — (0.8%)
CDL Hospitality Trusts (a)	2,600	3,147
Frasers Centrepoint Trust (a)	3,300	5,049
Kulicke & Soffa Industries, Inc. (b)	612	7,167
Sheng Siong Group Ltd.	32,500	20,033

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
Singapore — (Continued)
SMRT Corp. Ltd. (a)	1,500	$1,716
Venture Corp. Ltd.	3,900	22,360
Wing Tai Holdings Ltd. (a)	2,400	3,395
		62,867
South Africa — (3.9%)
Astral Foods Ltd.	939	12,455
Barloworld Ltd. (a)	1,158	9,206
Capital Property Fund	3,728	4,392
DataTec Ltd.	7,455	39,616
Emira Property Fund	20,793	29,088
Lewis Group Ltd. (a)	5,375	43,659
Liberty Holdings Ltd.	2,847	34,051
MMI Holdings Ltd.	8,574	21,298
Net 1 UEPS Technologies, Inc. (b)	642	11,319
Pioneer Foods Ltd.	173	2,637
Reunert Ltd.	4,123	22,521
Sibanye Gold Ltd.	17,496	28,137
Telkom SA SOC Ltd. (b)	5,967	31,527
		289,906
South Korea — (6.2%)
AK Holdings, Inc.	47	3,287
Bukwang Pharmaceutical Co. Ltd.	252	7,613
Dongbu Insurance Co. Ltd.	846	42,852
Dongwon F&B Co. Ltd.	32	10,844
GS Home Shopping, Inc.	51	9,597
GS Retail Co. Ltd.	438	18,338
Halla Holdings Corp.	599	27,870
Hanil Cement Co. Ltd.	86	13,107
Hyundai Marine & Fire Insurance Co. Ltd.	1,617	42,764
KH Vatec Co. Ltd.	363	6,411
Koh Young Technology, Inc.	483	17,797
Kolon Industries, Inc.	578	33,474
Korean Reinsurance Co.	3,943	43,479
Kwang Dong Pharmaceutical Co. Ltd.	1,703	25,115
LF Corp.	983	26,702
LG International Corp.	41	1,430
LIG Insurance Co. Ltd.	1,856	48,004
Macquarie Korea Infrastructure Fund	1,212	8,747
Meritz Fire & Marine Insurance Co. Ltd.	3,433	50,012
Partron Co. Ltd.	1,932	14,670
Seah Besteel Corp.	111	4,334
SK Gas Ltd.	63	5,173

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
South Korea — (Continued)
Webzen, Inc. (b)	86	$2,467
		464,087
Spain — (0.2%)
Tecnicas Reunidas SA	242	12,430
		12,430
Sweden — (1.5%)
Bilia AB	2,250	40,065
Clas Ohlson AB	1,395	24,462
Haldex AB	708	9,343
Indutrade AB	144	6,621
Loomis AB	453	12,699
Peab AB	2,912	21,495
		114,685
Switzerland — (1.4%)
Gategroup Holding AG (b)	1,099	34,691
Implenia AG	181	10,119
Kaba Holding AG	2	1,191
Kuoni Reisen Holding AG (b)	54	14,070
Logitech International SA	1,366	20,025
Mobimo Holding AG (b)	32	6,523
Schweiter Technologies AG	12	9,669
Valora Holding AG (b)	29	5,700
		101,988
Taiwan — (3.9%)
Cheng Uei Precision Industry Co. Ltd.	15,000	25,912
Chin-Poon Industrial Co. Ltd.	1,000	1,523
Coretronic Corp.	21,000	25,659
Everlight Electronics Co. Ltd.	2,000	3,837
Feng TAY Enterprise Co. Ltd.	1,000	5,802
Gigabyte Technology Co. Ltd.	30,000	30,433
Great Wall Enterprise Co. Ltd.	6,000	4,230
Highwealth Construction Corp.	3,000	7,156
King Yuan Electronics Co. Ltd.	2,000	1,747
King's Town Bank Co. Ltd.	3,000	2,606
Micro-Star International Co. Ltd.	29,000	29,325
Primax Electronics Ltd.	26,000	32,948
Realtek Semiconductor Corp.	2,000	5,127
Taiwan Business Bank	92,000	28,356
Tripod Technology Corp.	8,000	14,261
Wan Hai Lines Ltd.	26,000	20,645
Win Semiconductors Corp.	6,000	8,362
Wistron NeWeb Corp.	1,000	2,839
WT Microelectronics Co. Ltd.	12,000	18,085

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
Taiwan — (Continued)
Yageo Corp.	15,000	$23,530
		292,383
Thailand — (0.0%) (c)
Fabrinet (b)	146	2,735
		2,735
United States — (40.8%)
Aaron's, Inc.	845	30,597
Abercrombie & Fitch Co. (a)	1,400	30,114
ABIOMED, Inc. (b)	261	17,155
ABM Industries, Inc.	773	25,408
AG Mortgage Investment Trust, Inc.	1,935	33,437
Alacer Gold Corp. (b)	1,406	3,300
Alon USA Energy, Inc.	869	16,424
American Capital Mortgage Investment Corp.	1,617	25,856
American Eagle Outfitters, Inc. (a)	392	6,750
American Equity Investment Life Holding Co.	1,230	33,185
American National Insurance Co.	375	38,370
American Public Education, Inc. (b)	461	11,857
American States Water Co.	111	4,150
American Woodmark Corp. (b)	81	4,443
AMN Healthcare Services, Inc. (b)	707	22,334
Analogic Corp.	72	5,681
Anixter International, Inc. (b)	261	17,004
ANN, Inc. (b)	171	8,258
Anworth Mortgage Asset Corp.	6,151	30,324
Apollo Commercial Real Estate Finance, Inc.	2,169	35,637
Apollo Education Group, Inc. (b)	378	4,869
Apollo Residential Mortgage, Inc.	2,303	33,831
Ascena Retail Group, Inc. (b)	1,802	30,012
Avid Technology, Inc. (b)	2,483	33,123
Avista Corp.	497	15,233
AVX Corp.	621	8,359
Babcock & Wilcox Co. (The)	342	11,218
Barnes & Noble, Inc. (b)	425	11,033
Benchmark Electronics, Inc. (b)	853	18,578
Big Lots, Inc.	507	22,810
Bio-Reference Laboratories, Inc. (b)	1,079	44,509
Blackstone Mortgage Trust, Inc.	407	11,323
Bloomin' Brands, Inc.	185	3,950
Boise Cascade Co. (b)	216	7,923
BP Prudhoe Bay Royalty Trust	437	26,967
Briggs & Stratton Corp.	113	2,176
Brink's Co. (The)	255	7,505
Buckle, Inc. (The) (a)	306	14,006
CACI International, Inc. (b)	221	17,877
Cal-Maine Foods, Inc. (a)	29	1,514
Cambrex Corp. (b)	171	7,514
Capstead Mortgage Corp.	2,158	23,954
Cash America International, Inc.	1,457	38,159
Cato Corp. (The)	743	28,799

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
United States — (Continued)
Chatham Lodging Trust	488	$12,917
Chemed Corp. (a)	144	18,878
Chesapeake Utilities Corp.	29	1,562
Chico's FAS, Inc.	1,748	29,069
Children's Place, Inc. (The)	431	28,192
Coca-Cola Bottling Co. Consolidated	89	13,445
Colony Capital, Inc.	407	9,218
Compass Diversified Holdings	1,047	17,171
Compass Minerals International, Inc.	140	11,500
Computer Programs & Systems, Inc. (a)	393	20,994
CONMED Corp.	230	13,402
Convergys Corp.	657	16,747
Cooper Tire & Rubber Co.	932	31,530
Cooper-Standard Holding, Inc. (b)	56	3,442
Core-Mark Holding Co., Inc.	596	35,313
CSG Systems International, Inc.	368	11,651
Cubic Corp.	104	4,948
Cyberonics, Inc. (b)	173	10,287
CYS Investments, Inc.	4,087	31,592
Dean Foods Co.	752	12,160
Deckers Outdoor Corp. (b)	131	9,428
Delek US Holdings, Inc.	587	21,613
Douglas Dynamics, Inc.	456	9,795
DSW, Inc.	345	11,513
Echo Global Logistics, Inc. (a)(b)	1,277	41,707
El Paso Electric Co.	194	6,724
Empire District Electric Co. (The) (a)	524	11,423
Employers Holdings, Inc.	770	17,541
Ensign Group, Inc. (The)	635	32,423
ePlus, Inc. (b)	233	17,859
Essendant, Inc.	336	13,188
FBL Financial Group, Inc.	470	27,128
Finish Line, Inc. (The)	282	7,845
Fred's, Inc.	668	12,886
G&K Services, Inc.	18	1,244
Government Properties Income Trust (a)	378	7,012
Greif, Inc.	188	6,740
Guess?, Inc.	1,157	22,180
Haemonetics Corp. (b)	20	827
Hanover Insurance Group, Inc. (The)	375	27,761
Hatteras Financial Corp.	1,409	22,967
Hawaiian Holdings, Inc. (b)	782	18,572
Herman Miller, Inc.	167	4,831
Hill-Rom Holdings, Inc.	234	12,713
HNI Corp.	161	8,235
Horace Mann Educators Corp.	398	14,479
Hub Group, Inc. (b)	26	1,049
ICF International, Inc. (b)	27	941
ICU Medical, Inc. (b)	150	14,349
Infinity Property & Casualty Corp.	167	12,665
Ingles Markets, Inc.	719	34,347
Innophos Holdings, Inc.	126	6,633
Insight Enterprises, Inc. (b)	831	24,855

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
United States — (Continued)
Insperity, Inc.	662	$33,696
Integra LifeSciences Holdings Corp. (b)	297	20,009
Inteliquent, Inc.	1,895	34,868
InterDigital, Inc.	255	14,507
K12, Inc. (b)	78	987
Kaiser Aluminum Corp.	21	1,745
Kaman Corp.	107	4,488
Kforce, Inc.	179	4,094
Knoll, Inc.	66	1,652
Landstar System, Inc.	63	4,213
Lexmark International, Inc.	963	42,565
LHC Group, Inc. (b)	1,122	42,916
Lindsay Corp. (a)	104	9,143
Magellan Health, Inc. (b)	536	37,557
ManTech International Corp.	368	10,672
Marten Transport Ltd.	242	5,251
Matson, Inc.	156	6,558
Meredith Corp.	20	1,043
Meridian Bioscience, Inc.	602	11,221
MFA Financial, Inc.	4,361	32,228
Milestone Apartments Real Estate Investment Trust	3,418	34,332
Molina Healthcare, Inc. (b)	584	41,055
Multi-Color Corp.	188	12,009
MYR Group, Inc. (b)	467	14,458
Navigators Group, Inc. (The) (b)	314	24,354
NETGEAR, Inc. (b)	291	8,736
NeuStar, Inc. (a)(b)	534	15,598
New Jersey Resources Corp.	1,220	33,611
New York Mortgage Trust, Inc. (a)	3,779	28,267
Northwest Natural Gas Co.	183	7,719
NorthWestern Corp.	84	4,095
OmniVision Technologies, Inc. (b)	506	13,255
Outerwall, Inc. (a)	114	8,676
Overstock.com, Inc. (b)	1,134	25,560
Owens & Minor, Inc.	978	33,252
Papa John's International, Inc.	141	10,661
PBF Energy, Inc.	1,211	34,417
PDL BioPharma, Inc. (a)	4,990	32,086
PennyMac Mortgage Investment Trust	546	9,517
Piedmont Natural Gas Co., Inc.	47	1,660
Portland General Electric Co.	405	13,430
Quad/Graphics, Inc.	836	15,474
Quality Systems, Inc.	1,266	20,978
Regal Entertainment Group (a)	267	5,583
Rent-A-Center, Inc.	239	6,776
Resource Capital Corp.	4,192	16,223
Resources Connection, Inc.	432	6,951
RPX Corp. (b)	2,054	34,713
Sabine Royalty Trust	438	16,534
Safety Insurance Group, Inc.	351	20,256
San Juan Basin Royalty Trust	1,742	18,709
Sanderson Farms, Inc. (a)	450	33,822
Scholastic Corp.	573	25,286

See accompanying Notes to Schedules of Investments.

Lattice Global Small Cap Strategy ETF

(continued)

	Shares	Value
United States — (Continued)
Schweitzer-Mauduit International, Inc.	59	$2,353
Select Comfort Corp. (b)	639	19,215
Select Income REIT	1,097	22,642
Select Medical Holdings Corp.	692	11,210
Selective Insurance Group, Inc.	659	18,485
SJW Corp.	134	4,112
SkyWest, Inc.	2,350	35,344
Solar Capital Ltd.	1,799	32,382
Southwest Gas Corp.	15	798
Stage Stores, Inc.	791	13,866
Steelcase, Inc.	291	5,503
Stein Mart, Inc.	2,502	26,196
Sturm Ruger & Co., Inc. (a)	159	9,134
SUPERVALU, Inc. (b)	1,053	8,519
Sykes Enterprises, Inc. (b)	819	19,861
Symetra Financial Corp.	1,287	31,107
SYNNEX Corp.	47	3,440
Tech Data Corp. (b)	218	12,548
Tessera Technologies, Inc.	921	34,980
Texas Roadhouse, Inc.	62	2,321
UniFirst Corp.	17	1,901
Unisys Corp. (b)	1,112	22,229
United Insurance Holdings Corp.	843	13,100
Vector Group Ltd. (a)	423	9,924
Viad Corp.	371	10,058
Vishay Intertechnology, Inc.	710	8,293
Vonage Holdings Corp. (b)	1,010	4,959
Werner Enterprises, Inc.	591	15,514
Western Asset Mortgage Capital Corp. (a)	1,434	21,180
WGL Holdings, Inc.	501	27,199
Zumiez, Inc. (b)	185	4,927
		3,043,783
TOTAL COMMON STOCKS		7,404,561
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.2%) (Cost $7,413,805)		7,404,561
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (10.1%) (Cost $758,365)
State Street Navigator Securities Lending Prime Portfolio, 0.18%	758,365	758,365
TOTAL INVESTMENTS — (109.3%) (Cost $8,172,170)		8,162,926
OTHER ASSETS & LIABILITIES — (-9.3%)		(697,856)
NET ASSETS — (100.0%)		$7,465,070

(a)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
PLC	= Public Limited Company
REIT	= Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

SCHEDULE OF INVESTMENTS

June 30, 2015

(Unaudited)

	Shares	Value
COMMON STOCKS — (99.8%)
Consumer Discretionary — (14.7%)
AutoZone, Inc. (a)	99	$66,023
Bed Bath & Beyond, Inc. (a)	671	46,286
Best Buy Co., Inc.	9,621	313,741
Brunswick Corp.	1,028	52,284
Burlington Stores, Inc. (a)	726	37,171
Cablevision Systems Corp.	2,183	52,261
Coach, Inc.	1,281	44,335
Comcast Corp.	132	7,938
Cracker Barrel Old Country Store, Inc. (b)	778	116,047
CST Brands, Inc.	3,353	130,968
Dana Holding Corp.	460	9,467
Darden Restaurants, Inc.	343	24,380
Delphi Automotive PLC	919	78,198
Dillard's, Inc.	572	60,169
DIRECTV (a)	1,073	99,564
Dollar General Corp.	1,115	86,680
Dollar Tree, Inc. (a)	286	22,591
Foot Locker, Inc.	2,637	176,705
GameStop Corp. (b)	2,170	93,223
Gap, Inc. (The)	3,800	145,046
General Motors Co.	2,198	73,259
Genuine Parts Co.	477	42,706
Goodyear Tire & Rubber Co. (The)	601	18,120
Graham Holdings Co.	85	91,379
Home Depot, Inc. (The)	1,167	129,689
HSN, Inc.	1,005	70,541
Kohl's Corp.	1,449	90,722
L Brands, Inc.	2,157	184,920
Lear Corp.	462	51,864
Lowe's Cos., Inc.	2,219	148,606
Macy's, Inc.	2,346	158,285
Marriott International, Inc.	110	8,183
Michaels Cos., Inc. (The) (a)	1,891	50,887
Murphy USA, Inc. (a)	2,047	114,264
NIKE, Inc.	542	58,547
Nordstrom, Inc.	560	41,720
O'Reilly Automotive, Inc. (a)	277	62,596
Office Depot, Inc. (a)	13,224	114,520
Omnicom Group, Inc.	60	4,169
Ross Stores, Inc.	3,369	163,767
Royal Caribbean Cruises Ltd.	387	30,453
Staples, Inc.	12,711	194,605
Target Corp.	2,149	175,423
TJX Cos., Inc. (The)	1,605	106,203
VF Corp.	572	39,891
Whirlpool Corp.	132	22,843
Williams-Sonoma, Inc.	396	32,579
		3,943,818
Consumer Staples — (9.9%)
Altria Group, Inc.	2,420	118,362

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Consumer Staples — (Continued)
Archer-Daniels-Midland Co.	5,288	$254,987
Bunge Ltd.	506	44,427
Casey's General Stores, Inc.	1,278	122,356
Colgate-Palmolive Co.	286	18,707
Costco Wholesale Corp.	1,033	139,517
CVS Health Corp.	1,145	120,088
Dr Pepper Snapple Group, Inc.	457	33,315
Estee Lauder Cos., Inc. (The)	516	44,717
Ingredion, Inc.	726	57,942
Kellogg Co.	1,319	82,701
Keurig Green Mountain, Inc. (b)	66	5,058
Kimberly-Clark Corp.	559	59,237
Kraft Foods Group, Inc.	965	82,160
Kroger Co. (The)	4,940	358,199
Mead Johnson Nutrition Co.	255	23,006
Monster Beverage Corp. (a)	496	66,474
PepsiCo, Inc.	440	41,070
Philip Morris International, Inc.	876	70,229
Pilgrim's Pride Corp. (b)	3,870	88,894
Procter & Gamble Co. (The)	321	25,115
Reynolds American, Inc.	2,830	211,288
Rite Aid Corp. (a)	14,951	124,841
Seaboard Corp. (a)	11	39,589
Sysco Corp.	3,695	133,389
Wal-Mart Stores, Inc.	2,033	144,201
Walgreens Boots Alliance, Inc.	1,147	96,853
Whole Foods Market, Inc.	1,449	57,148
		2,663,870
Energy — (7.7%)
Baker Hughes, Inc.	110	6,787
Chevron Corp.	1,132	109,204
ConocoPhillips	2,723	167,219
Devon Energy Corp.	1,006	59,847
EOG Resources, Inc.	528	46,226
Exxon Mobil Corp.	1,176	97,843
Halliburton Co.	403	17,357
Hess Corp.	1,579	105,604
HollyFrontier Corp.	2,328	99,382
Marathon Oil Corp.	3,041	80,708
Marathon Petroleum Corp.	5,870	307,060
National Oilwell Varco, Inc.	1,534	74,062
Noble Corp. PLC (b)	836	12,866
Occidental Petroleum Corp.	1,371	106,623
Phillips 66	1,778	143,236
Tesoro Corp.	2,219	187,306
Valero Energy Corp.	5,252	328,775
Western Refining, Inc.	2,442	106,520
		2,056,625
Financials — (20.8%)
ACE Ltd.	1,408	143,165

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Financials — (Continued)
Aflac, Inc.	2,465	$153,323
Allied World Assurance Co. Holdings AG	1,894	81,859
Allstate Corp. (The)	2,918	189,291
American Financial Group, Inc.	2,047	133,137
American International Group, Inc.	2,723	168,336
Ameriprise Financial, Inc.	110	13,742
AmTrust Financial Services, Inc. (b)	4,342	284,444
Assurant, Inc.	2,897	194,099
Assured Guaranty Ltd.	3,899	93,537
Axis Capital Holdings Ltd.	3,324	177,402
Bank of New York Mellon Corp. (The)	1,907	80,037
BB&T Corp.	1,730	69,736
Berkshire Hathaway, Inc. (a)	440	59,888
Capital One Financial Corp.	718	63,162
Chimera Investment Corp.	1,433	19,646
Chubb Corp. (The)	1,378	131,103
Cincinnati Financial Corp.	242	12,144
CME Group, Inc.	1,258	117,070
CNA Financial Corp.	502	19,181
Discover Financial Services	330	19,015
Everest Re Group Ltd.	608	110,662
First American Financial Corp.	3,840	142,886
Goldman Sachs Group, Inc. (The)	44	9,187
Hartford Financial Services Group, Inc. (The)	6,543	271,993
HCC Insurance Holdings, Inc.	440	33,810
JPMorgan Chase & Co.	1,623	109,975
Leucadia National Corp.	2,876	69,829
Lincoln National Corp.	1,211	71,715
Mercury General Corp.	1,493	83,085
MetLife, Inc.	4,491	251,451
Morgan Stanley	4,451	172,654
Navient Corp.	1,400	25,494
Old Republic International Corp.	985	15,396
PartnerRe Ltd.	1,727	221,920
PNC Financial Services Group, Inc. (The)	836	79,963
Principal Financial Group, Inc.	1,520	77,961
Progressive Corp. (The)	970	26,995
Prudential Financial, Inc.	2,092	183,092
Regions Financial Corp.	2,981	30,883
Reinsurance Group of America, Inc.	1,925	182,625
RenaissanceRe Holdings Ltd.	316	32,077
SLM Corp. (a)	12,221	120,621
Springleaf Holdings, Inc. (a)	2,928	134,425
SunTrust Banks, Inc.	3,125	134,438
Synchrony Financial (a)	2,323	76,496
Travelers Cos., Inc. (The)	1,791	173,118
Unum Group	1,819	65,029
US Bancorp	767	33,288
Validus Holdings Ltd.	1,754	77,158
Voya Financial, Inc.	4,589	213,251
Wells Fargo & Co.	286	16,085

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Financials — (Continued)
WR Berkley Corp.	2,358	$122,451
		5,593,330
Health Care — (14.1%)
Abbott Laboratories	435	21,350
AbbVie, Inc.	2,289	153,798
Aetna, Inc.	1,996	254,410
Allergan PLC (a)	1	304
AmerisourceBergen Corp.	1,974	209,915
Amgen, Inc.	506	77,681
Anthem, Inc.	1,350	221,589
Baxter International, Inc.	638	44,615
Becton Dickinson and Co.	748	105,954
Bristol-Myers Squibb Co.	220	14,639
Cardinal Health, Inc.	2,177	182,106
Celgene Corp. (a)	154	17,823
Centene Corp. (a)	4,488	360,835
Cigna Corp.	778	126,036
CR Bard, Inc.	22	3,755
DaVita HealthCare Partners, Inc. (a)	211	16,768
Edwards Lifesciences Corp. (a)	585	83,322
Eli Lilly & Co.	1,536	128,241
Express Scripts Holding Co. (a)	581	51,674
Gilead Sciences, Inc.	279	32,665
HCA Holdings, Inc. (a)	1,712	155,313
Health Net, Inc. (a)	4,503	288,732
Humana, Inc.	1,277	244,265
Johnson & Johnson	1,037	101,066
McKesson Corp.	467	104,986
Medtronic PLC	1,865	138,197
Merck & Co., Inc.	253	14,403
Patterson Cos., Inc.	660	32,109
Pfizer, Inc.	2,083	69,843
Quest Diagnostics, Inc.	198	14,359
Regeneron Pharmaceuticals, Inc. (a)	79	40,300
St Jude Medical, Inc.	220	16,076
STERIS Corp.	308	19,848
Stryker Corp.	272	25,995
UnitedHealth Group, Inc.	1,489	181,658
WellCare Health Plans, Inc. (a)	1,599	135,643
Zimmer Biomet Holdings, Inc.	330	36,046
Zoetis, Inc.	1,360	65,579
		3,791,898
Industrials — (9.1%)
3M Co.	518	79,927
ADT Corp. (The) (b)	447	15,006
AGCO Corp.	198	11,242
Alaska Air Group, Inc.	1,948	125,510
American Airlines Group, Inc.	396	15,814
Avis Budget Group, Inc. (a)	440	19,395
Boeing Co. (The)	22	3,052

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Industrials — (Continued)
Caterpillar, Inc.	528	$44,785
Cintas Corp.	242	20,471
CSX Corp.	1,930	63,015
Cummins, Inc.	431	56,543
Deere & Co.	506	49,107
Delta Air Lines, Inc.	5,001	205,441
Emerson Electric Co.	849	47,060
FedEx Corp.	676	115,190
General Dynamics Corp.	936	132,622
Honeywell International, Inc.	145	14,786
Huntington Ingalls Industries, Inc.	550	61,925
Illinois Tool Works, Inc.	594	54,523
JetBlue Airways Corp. (a)	7,033	146,005
Lockheed Martin Corp.	452	84,027
ManpowerGroup, Inc.	867	77,492
Masco Corp.	1,532	40,858
Norfolk Southern Corp.	214	18,695
Northrop Grumman Corp.	723	114,689
PACCAR, Inc.	585	37,329
Parker-Hannifin Corp.	492	57,234
Raytheon Co.	823	78,745
Robert Half International, Inc.	942	52,281
RR Donnelley & Sons Co.	3,312	57,728
Ryder System, Inc.	588	51,374
Southwest Airlines Co.	5,309	175,675
Tyco International PLC	788	30,322
Union Pacific Corp.	506	48,257
United Continental Holdings, Inc. (a)	1,861	98,652
United Parcel Service, Inc.	308	29,848
WABCO Holdings, Inc. (a)	54	6,681
Waste Management, Inc.	374	17,335
WW Grainger, Inc.	330	78,095
		2,436,736
Information Technology — (15.7%)
Accenture PLC	1,424	137,815
Analog Devices, Inc.	325	20,860
Apple, Inc.	1,487	186,507
Applied Materials, Inc.	4,165	80,051
Arrow Electronics, Inc. (a)	1,183	66,011
Automatic Data Processing, Inc.	610	48,940
Avnet, Inc.	2,114	86,907
Booz Allen Hamilton Holding Corp.	3,489	88,062
Broadcom Corp.	1,513	77,904
Broadridge Financial Solutions, Inc.	462	23,105
Brocade Communications Systems, Inc.	9,712	115,379
CA, Inc.	287	8,406
CDW Corp.	1,047	35,891
Cisco Systems, Inc.	5,251	144,192
Computer Sciences Corp.	1,219	80,015
Corning, Inc.	6,333	124,950
Electronic Arts, Inc. (a)	704	46,816
EMC Corp.	3,553	93,764

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Information Technology — (Continued)
FactSet Research Systems, Inc.	121	$19,664
Flextronics International Ltd. (a)	15,509	175,407
Harris Corp.	572	43,993
Hewlett-Packard Co.	6,793	203,858
Ingram Micro, Inc. (a)	1,188	29,736
Intel Corp.	6,189	188,238
International Business Machines Corp.	577	93,855
Intuit, Inc.	888	89,484
Jabil Circuit, Inc.	4,147	88,290
Keysight Technologies, Inc. (a)	281	8,764
King Digital Entertainment PLC (b)	15,561	221,744
Lam Research Corp.	66	5,369
MAXIMUS, Inc.	176	11,568
Micron Technology, Inc. (a)	8,278	155,958
Microsoft Corp.	2,948	130,154
NetApp, Inc.	1,359	42,890
NVIDIA Corp.	3,975	79,937
NXP Semiconductors NV (a)	1,133	111,261
Oracle Corp.	1,654	66,656
Paychex, Inc.	550	25,784
Qorvo, Inc. (a)	528	42,383
QUALCOMM, Inc.	635	39,770
Rackspace Hosting, Inc. (a)	198	7,364
SanDisk Corp.	2,004	116,673
Seagate Technology PLC	3,342	158,745
Skyworks Solutions, Inc.	44	4,580
Symantec Corp.	5,068	117,831
TE Connectivity Ltd.	968	62,242
Texas Instruments, Inc.	1,954	100,651
Western Digital Corp.	1,777	139,352
Western Union Co. (The)	3,414	69,407
Xerox Corp.	4,439	47,231
Yahoo!, Inc. (a)	894	35,125
		4,199,539
Materials — (2.5%)
Air Products & Chemicals, Inc.	66	9,031
Avery Dennison Corp.	198	12,066
Celanese Corp.	440	31,627
Dow Chemical Co. (The)	616	31,521
EI du Pont de Nemours & Co.	473	30,248
Freeport-McMoRan, Inc.	4,085	76,063
International Paper Co.	1,936	92,134
LyondellBasell Industries NV	1,402	145,135
Packaging Corp. of America	189	11,811
PPG Industries, Inc.	484	55,524
Rock-Tenn Co.	352	21,190
Sherwin-Williams Co. (The)	359	98,732
Sigma-Aldrich Corp.	250	34,838

See accompanying Notes to Schedules of Investments.

Lattice US Equity Strategy ETF

(continued)

	Shares	Value
Materials — (Continued)
United States Steel Corp. (b)	1,456	$30,023
		679,943
Telecommunication Services — (1.6%)
AT&T, Inc.	4,404	156,430
CenturyLink, Inc.	3,830	112,525
Frontier Communications Corp.	7,782	38,521
Level 3 Communications, Inc. (a)	280	14,748
Verizon Communications, Inc.	2,287	106,597
		428,821
Utilities — (3.7%)
Ameren Corp.	80	3,014
American Electric Power Co., Inc.	1,321	69,973
Consolidated Edison, Inc.	1,513	87,572
Duke Energy Corp.	110	7,768
Edison International	1,168	64,917
Entergy Corp.	1,908	134,514
Eversource Energy	633	28,745
Exelon Corp.	3,586	112,672
FirstEnergy Corp.	1,338	43,552
NextEra Energy, Inc.	73	7,156
PG&E Corp.	1,163	57,103
Pinnacle West Capital Corp.	476	27,080
PPL Corp.	1,201	35,394
Public Service Enterprise Group, Inc.	2,855	112,144
Southern Co. (The)	1,095	45,881
Talen Energy Corp. (a)	143	2,454
UGI Corp.	1,757	60,529
Vectren Corp.	1,100	42,328
Xcel Energy, Inc.	1,781	57,313
		1,000,109
TOTAL COMMON STOCKS		26,794,689
TOTAL INVESTMENTS BEFORE SECURITY LENDING COLLATERAL FOR SECURITIES LOANED — (99.8%) (Cost $27,448,458)		26,794,689
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED — (2.5%) (Cost $679,020)
State Street Navigator Securities Lending Prime Portfolio, 0.18%	679,020	679,020
TOTAL INVESTMENTS — (102.3%) (Cost $28,127,478)		27,473,709
OTHER ASSETS & LIABILITIES — (-2.3%)		(627,908)
NET ASSETS — (100.0%)		$26,845,801

(a)	Non-income producing security.
(b)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
PLC	= Public Limited Company

See accompanying Notes to Schedules of Investments.

•	Lattice Strategies Trust

Notes to Schedules of Investments

June 30, 2015 (Unaudited)

1. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: Lattice Strategies Trust (the “Trust”) consisting of multiple investment series (each a “Fund” and, collectively, “Funds”) values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern Time) on each day that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London Time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. Lattice Strategies LLC (“Lattice” or the “Adviser”) may use various pricing services, or discontinue the use of any pricing service, as approved by the Board from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Pricing and Investment Committee to determine a security’s fair value if a market price is not readily available. In determining such value the Pricing and Investment Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark Index. This may result in a difference between the Fund’s performance and the performance of the applicable Fund’s benchmark Index. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain securities market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below. In the event that the accounting services provider cannot obtain a market value for a security using the methodologies outlined in this section, it will notify the Adviser, and the Adviser's Valuation Committee will follow the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

•	Lattice Strategies Trust

Notes to Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Funds’ investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

•	Lattice Strategies Trust

Notes to Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Summary of Lattice Developed Markets (ex-US) Strategy ETF investments as of June 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,030,778	$—	$—	$2,030,778
Austria	280,138	—	—	280,138
Belgium	549,551	—	—	549,551
Britain	3,815,013	—	—	3,815,013
Canada	3,203,579	—	—	3,203,579
China	102,784	—	—	102,784
Denmark	293,432	—	—	293,432
Finland	323,550	—	—	323,550
France	1,337,071	—	—	1,337,071
Germany	1,550,745	—	—	1,550,745
Hong Kong	1,679,508	—	—	1,679,508
Ireland	400,300	—	—	400,300
Israel	783,006	—	—	783,006
Italy	410,119	—	—	410,119
Japan	5,291,493	—	—	5,291,493
Jersey	222,587	—	—	222,587
Jordan	31,434	—	—	31,434
Macau	62,759	—	—	62,759
Netherlands	569,567	—	—	569,567
New Zealand	300,179	—	—	300,179
Norway	466,014	—	—	466,014
Portugal	15,904	—	—	15,904
Singapore	888,822	—	—	888,822
South Africa	16,651	—	—	16,651
Spain	395,781	—	—	395,781
Sweden	684,380	—	—	684,380
Switzerland	1,257,496	—	—	1,257,496
United Arab Emirates	148,466	—	—	148,466
United States	10,577	—	—	10,577
Rights
Spain	87	—	—	87
Investments of Cash Collateral for Securities Loaned	2,593,136	—	—	2,593,136
TOTAL	29,714,907	—	—	29,714,907

Summary of Lattice Emerging Markets Strategy ETF investments as of June 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$1,077,843	$—	$—	$1,077,843
Chile	1,351,539	—	—	1,351,539
China	1,806,563	—	—	1,806,563
Colombia	756,677	—	—	756,677
India	1,026,626	—	—	1,026,626
Indonesia	1,308,150	—	—	1,308,150
Malaysia	1,976,724	—	—	1,976,724
Mexico	1,200,335	—	—	1,200,335
Philippines	1,826,467	—	—	1,826,467
Poland	2,059,090	—	—	2,059,090
Russia	1,143,292	—	—	1,143,292
South Africa	1,542,081	—	—	1,542,081
South Korea	1,896,525	—	—	1,896,525
Spain	35,567	—	—	35,567
Taiwan	2,225,814	—	—	2,225,814
Thailand	1,527,086	—	—	1,527,086
Turkey	920,632	—	—	920,632
Investments of Cash Collateral for Securities Loaned	549,401	—	—	549,401
TOTAL	24,230,412	—	—	24,230,412

Summary of Lattice Global Small Cap Strategy ETF investments as of June 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$289,114	$—	$—	$289,114
Belgium	27,332	—	—	27,332
Bermuda	103,117	—	—	103,117
Brazil	15,926	—	—	15,926
Britain	280,675	—	—	280,675
Canada	304,617	—	—	304,617
Cayman Islands	2,917	—	—	2,917
China	488,681	—	—	488,681
Denmark	33,816	—	—	33,816
Faroe Islands	33,685	—	—	33,685
Finland	21,279	—	—	21,279
France	76,949	—	—	76,949
Germany	29,713	—	—	29,713
Gibraltar	2,720	—	—	2,720
Hong Kong	33,290	—	—	33,290
Ireland	64,004	—	—	64,004
Israel	52,792	—	—	52,792
Italy	73,870	—	—	73,870
Japan	934,234	—	—	934,234
Netherlands	55,409	—	—	55,409
New Zealand	51,239	—	—	51,239
Norway	42,902	—	—	42,902
Portugal	1,416	—	—	1,416
Singapore	62,867	—	—	62,867
South Africa	289,906	—	—	289,906
South Korea	464,087	—	—	464,087
Spain	12,430	—	—	12,430
Sweden	114,685	—	—	114,685
Switzerland	101,988	—	—	101,988
Taiwan	292,383	—	—	292,383
Thailand	2,735	—	—	2,735
United States	3,043,783	—	—	3,043,783
Investments of Cash Collateral for Securities Loaned	758,365	—	—	758,365
TOTAL	8,162,926	—	—	8,162,926

Summary of Lattice US Equity Strategy ETF investments as of June 30, 2015, based on their valuation inputs, is as follows (See Investment Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$3,943,818	$—	$—	$3,943,818
Consumer Staples	2,663,870	—	—	2,663,870
Energy	2,056,625	—	—	2,056,625
Financials	5,593,330	—	—	5,593,330
Health Care	3,791,898	—	—	3,791,898
Industrials	2,436,736	—	—	2,436,736
Information Technology	4,199,539	—	—	4,199,539
Materials	679,943	—	—	679,943
Telecommunication Services	428,821	—	—	428,821
Utilities	1,000,109	—	—	1,000,109
Investments of Cash Collateral for Securities Loaned	679,020	—	—	679,020
TOTAL	27,473,709	—	—	27,473,709

•	Lattice Strategies Trust

Notes to Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

2. Securities Lending

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one third (33 1/3 percent) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and obtain the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income. Each Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral. Each Fund will minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees of the Trust (the “Board”) who administer the lending program for the Funds in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street Bank and Trust Company (“State Street”) has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. The fees that each Fund pays to State Street are not reflected in the Fund’s fees but instead are calculated in the NAV of each Fund.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of lent securities may cause a Fund to lose the opportunity to sell the securities at a desirable price.

•	Lattice Strategies Trust

Notes to Schedules of Investments (Continued)

June 30, 2015 (Unaudited)

3. Federal Income Taxes

At June 30, 2015, the aggregate gross unrealized appreciation (depreciation) and net unrealized appreciation (depreciation) for all securities as computed on a federal income tax basis for each Fund were as follows:

	Gross Unrealized		Net Unrealized
Fund	Appreciation	(Depreciation)	(Depreciation)
Lattice Developed Markets (ex-US) Strategy ETF	$1,058,495	$(1,334,230)	$(275,735)
Lattice Emerging Markets Strategy ETF	726,579	(1,706,431)	(979,852)
Lattice Global Small Cap Strategy ETF	427,696	(436,940)	(9,244)
Lattice US Equity Strategy ETF	875,336	(1,529,105)	(653,769)

Item 2. Controls and Procedures.

(a)                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)               There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LATTICE STRATEGIES TRUST

By:          /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

(principal executive officer)

Date: August 20th, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Darek Wojnar

Darek Wojnar

President and Principal Executive Officer

(principal executive officer)

Date: August 20th, 2015

By:           /s/ Albert Lee

Albert Lee

Treasurer and Principal Financial Officer

(principal financial officer)

Date: August 20th, 2015